Note 18 - Earnings Per Share (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Dividends, Preferred Stock	$ 23,796	$ 31,068	$ 31,068